Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-09-30	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Sep. 30, 2023
Restatement does not require Recovery
Clawback Policy
In
September 2023
, upon the recommendation of our Compensation Committee, our Board of Directors adopted a compensation recovery policy (the “Clawback Policy”) in compliance with the final rules promulgated by the SEC under Section 954 of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010,
Rule 10D-1
and Nasdaq that provides for the recovery of certain incentive-based compensation in the event we are required to restate our financial statements. The Clawback Policy provides that, in the event of the restatement of any financial reporting required under the securities laws or other similar laws or regulations, our Board of Directors (or applicable committee thereof) will take such actions as necessary to recover the portion of any incentive-based compensation that was granted, earned or vested based wholly or in part on the attainment of a financial reporting measure which was received by the executive officer that was in excess of the amount that he or she would have received had our financial results been calculated under the restated financial statements; provided that such compensation was paid to or awarded to the executive officer, or which vested (or became eligible to vest) during the Clawback Period. “Clawback Period” under the Clawback Policy is defined as the three completed fiscal years immediately prior to the date on which our Board of Directors or management determine we are required to (or we are otherwise legally directed to) prepare an accounting restatement. The Clawback Policy is administered by the Compensation Committee.